SEGMENT INFORMATION (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of operating segments [abstract]
Sales of necessities	kr 162	kr 172	kr 96
Royalty revenues	2,377	0	4,870
Sales of goods	630	0	1,207
Invoiced services		0	200
Total	kr 3,169	kr 172	kr 6,373